Note 11 - Other Borrowed Money (Details)	Dec. 31, 2015 USD ($)
Note 11 - Other Borrowed Money (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Earliest	2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Last	2022
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.47%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	4.75%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 100,412,458
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	128,817,500
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	13,000,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	27,000,000
Line of Credit Facility, Current Borrowing Capacity	43,500,000
Long-term Line of Credit	0
Federal Reserve Bank Advances [Member]
Note 11 - Other Borrowed Money (Details) [Line Items]
Short-term Debt	$ 0